Goodwill & Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill & Intangible Assets, Net [Abstract]
Schedule of reporting units exceeded the carrying value
Segment of Operation	Radiology Services	AI Solutions	Total
Balance as of December 31, 2020	$-	$-	$-
Goodwill from acquisition of USARAD	$7,055	$-	$7,055
Goodwill from acquisition of Nanox AI	$-	$51,243	$51,243
Balance as of December 31, 2021	$7,055	$51,243	$58,298
Impairment of the Goodwill related to the acquisition of Nanox AI	$-	$(50,878)	$(50,878)
Balance as of December 31, 2022	$7,055	$365	$7,420

Schedule of reporting units exceeded the carrying value
	Goodwill from acquisition of Nanox AI Unit #1	Goodwill from acquisition of USARAD Unit #2
Goodwill Assigned (in millions)	$365	$7,055
Fair Value/Carrying Amount	100.00%	105.3%

Schedule of intangible assets
			Accumulated
	Gross carrying amount		amortization		Net carrying amount
			December 31,
	2022	2021	2022	2021	2022	2021
			(U.S. $ in millions)

Developed technology	27,316	$27,316	$3,187	$455	$24,129	$26,861
Image big data	52,500	52,500	6,125	875	46,375	51,625
Market platform	2,591	2,591	756	108	1,835	2,483
Radiologist relationships	17,770	17,770	1,856	265	15,914	17,505
Trade name	2,095	2,095	201	29	1,894	2,066
Customer relationships	1,322	1,322	250	36	1,072	1,286
	$103,594	$103,594	$12,375	$1,768	$91,219	$101,826

Schedule of Amortization of intangible assets for each of the next five years and thereafter
Year ended December 31,
2023	$10,607
2024	10,607
2025	10,498
2026	9,959
2027 and thereafter	49,548
Total	$91,219